Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events	10. Subsequent Events On October 26, 2016, the Company has authorized the Management Options to be issued.
20.	Subsequent Events

Management has evaluated events and transactions occurring after the date of the balance sheet and through the date of the report of independent registered public accounting firm to determine whether any of these events or transactions were required to be recognized or disclosed in the consolidated financial statements. The date of the report of independent registered public accounting firm is the date that the consolidated financial statements were available to be issued.

On June 3, 2016, the United States Bankruptcy Court for the Southern District of New York confirmed the Company’s plan of reorganization (the “Plan”). The Plan became effective on June 30, 2016 (the “Effective Date”). On the Effective Date, and pursuant to the terms of the Plan, the Company entered into a Securities Purchase Agreement, dated June 30, 2016, (the “2016 SPA”), pursuant to which the Company sold for a subscription price of $2,000,000 a 12% Original Issue Discount Senior Secured Convertible Debenture to HCI in the principal amount of $2,500,000, with a maturity date of June 30, 2018 (the “Exit Facility”). The Exit Facility is convertible at HCI’s option at any time in whole or in part into shares of New Common Stock (as defined below) at a ratio of 1 share for every $1.25 of debt. Pursuant to that certain Subsidiary Guaranty Agreement, effective as of the Effective Date (the “Guarantee Agreement”), by SG Building in favor of HCI, SG Building unconditionally guaranteed (the “Guarantee”) the obligations and indebtedness owed to HCI under the Exit Facility and the Guarantee is secured by a first-priority lien and security interest on all of the Guarantor’s assets. The Exit Facility and SG Building’s obligations under the Guarantee are secured by a first-priority lien and security interest on all of the Company’s and SG Building’s assets pursuant to that certain Security Agreement, dated as of the Effective Date, by and between the Company, SG Building and HCI (the “Security Agreement”). The Exit Facility will be used (i) to make a one hundred percent (100%) distribution for payment of unsecured claims in accordance with the Plan, (ii) to pay all costs of the administration of SGB’s Bankruptcy, (iii) to pay all amounts owed under the DIP Facility and (iv) for general working capital purposes of the Company.

Prior to the Effective Date, the Company was authorized to issue 300,000,000 shares of common stock, par value $0.01 (the “Former Common Stock”) of which 42,918,927 shares were issued and outstanding as of June 29, 2016. On the Effective Date, all previously issued and outstanding shares of the Former Common Stock were deemed discharged, cancelled and extinguished, and, pursuant to the Plan, SGB issued, in the aggregate, 491,365 shares of common stock, par value $0.01 (the “New Common Stock”), to the holders of Former Common Stock, representing 7.5% of SGB’s issued and outstanding New Common Stock, after taking into account full exercise of the Management Options (as defined below) and conversion of the New Preferred Stock (as defined below) but prior to any conversion of the Exit Facility, as of the Effective Date. Further, under the Plan, upon the Effective Date certain members of the Company’s management were entitled to receive options (“Management Options”) to acquire an aggregate of 10%, or approximately 655,153 shares, of SGB’s New Common Stock, on a fully diluted basis, assuming conversion of all of the New Preferred Stock, but not the Exit Facility. The Company has not yet issued the Management Options, but expects to issue them sometime in the third quarter of the 2016 fiscal year.

Prior to the Effective Date, the Company was authorized to issue 5,000,000 shares of preferred stock, par value $0.01 (the “Former Preferred Stock”) none of which was issued and outstanding prior to the Effective Date. On the Effective Date, pursuant to the terms of the Plan and the Company’s Amended and Restated Certificate of Incorporation, the Company filed with the Secretary of State of the State of Delaware a Certificate of Designation of Convertible Preferred Stock, designating 5,405,010 shares of preferred stock, par value $1.00 (the “New Preferred Stock”). As described in the Current Report on Form 8-K filed by the Company with the SEC on July 7, 2016 (the “July 8-K”), on the Effective Date and pursuant to the Plan, each Prepetition Loan Document (as defined in the July 8-K) was cancelled and the holders of debt thereunder received one share of the New Preferred Stock for each dollar owed by the Company thereunder. The New Preferred Stock is convertible into New Common Stock on a 1:1 basis and, if converted on the Effective Date, would convert into 82.5% of the New Common Stock issued and outstanding on the Effective Date, after taking into account shares of New Common Stock issued to holders of the Former Common Stock and the exercise of the Management Options but prior to any conversion of the Exit Facility. The exchanges of debt for equity under the Plan and the conversion of the Exit Facility, if effected on the Effective Date, would give HCI a controlling interest of SGB.